Vessels, net (Tables)	12 Months Ended
Dec. 31, 2017
Vessels, net [Abstract]
Vessels, net - Consolidated statement of financial position
	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry docking costs	Net Book Value
Balance at January 1, 2016	198,803	(90,086)	3,976	(2,618)	110,075
Additions/ (Dry Docking Component)	-	-	478	-	478
Sale of subsidiary	(19,647)	7,200	(600)	276	(12,771)
Depreciation and amortization	-	(4,985)	-	(1,005)	(5,990)
Balance at December 31, 2016	179,156	(87,871)	3,854	(3,347)	91,792
Additions/ (Dry Docking Component)	245	-	976	-	1,221
Depreciation and amortization	-	(4,831)	-	(862)	(5,693)
Balance at December 31, 2017	179,401	(92,702)	4,830	(4,209)	87,320

Vessels, net - Consolidated statement of comprehensive loss
	For the year ended December 31,
	2017	2016	2015
Vessels depreciation	4,831	4,985	6,047
Depreciation on office furniture and equipment	23	29	38
Total	4,854	5,014	6,085

Impairment loss
	Impairment loss
	For the year ended December 31,
Vessels	2017	2016	2015
m/v Tiara Globe	-	-	(7,745)
m/v Energy Globe	-	-	(12,399)
Impairment loss	-	-	(20,144)